Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Current assets
Cash and cash equivalents	$ 2,454	$ 3,705	$ 19,582
Restricted trust fund	446	674	14,677
Receivables	5,656	8,538	6,430
Contract assets	9,242	13,952	8,239
Inventories	19,101	28,836	22,173
Other current assets	1,453	2,193	378
Total current assets	38,352	57,898	71,479
Non-current assets
Restricted trust fund	4,637	7,001	0
Property, plant and equipment	0	0	62,638
Right-of-use assets	0	0	7,446
Intangible assets	0	0	16,774
Total non-current assets	4,637	7,001	86,858	[2]
Total assets	42,989	64,899	158,337
Current liabilities
Payables	29,973	45,247	15,474
Borrowings	9,282	14,013	13,829
Lease liability	467	705	645
Contract liabilities	730	1,102	748
Deferred income	1,400	2,114	1,919
Provisions	2,887	4,359	12,957
Total current liabilities	44,739	67,540	45,572
Non-current liabilities
Borrowings	93,301	140,853	70,833
Payables	10,064	15,193	0
Derivative liability	352	531	0
Lease liability	4,677	7,061	7,368
Contract liabilities	2,999	4,527	1,755
Deferred income	8,825	13,323	15,235
Provisions	1,877	2,834	1,843
Total non-current liabilities	122,095	184,322	97,034
Total liabilities	166,834	251,862	142,606
Net (liabilities) / assets	(123,845)	(186,963)	15,731
Equity (Deficit)
Contributed equity	0	0	0
Warrants	4,971	7,504	0
Reserves	1,317	1,990	7,166
Accumulated losses	(130,133)	(196,457)	8,565
Total equity (deficit)	$ (123,845)	$ (186,963)	$ 15,731

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars
[2]	Prior periods were reclassified to reflect the current presentation as a result of Carbon Revolution PLC becoming the legal parent of the Group in 2024. More details see the Transaction described in note 6.7.